UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Emerging Markets Income Fund

The fund's portfolio
8/31/15 (Unaudited)

CORPORATE BONDS AND NOTES (51.3%)(a)
		Principal amount	Value

Banking (12.5%)

Banco de Credito del Peru/Panama 144A sr. unsec. sub. FRN 6 7/8s, 2026 (Peru)		$50,000	$54,875

Banco de Credito del Peru/Panama 144A sr. unsec. sub. FRN 6 1/8s, 2027 (Peru)		200,000	210,000

Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRB 9 1/4s, perpetual maturity (Brazil)		200,000	164,860

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)		200,000	202,000

Caixa Economica Federal 144A sr. unsec. unsub. notes 4 1/4s, 2019 (Brazil)		150,000	142,725

State Bank of India/London 144A sr. unsec. unsub. notes 4 1/8s, 2017 (India)		200,000	206,623

Turkiye Garanti Bankasi AS 144A sr. unsec. unsub. notes 5 1/4s, 2022 (Turkey)		200,000	197,500

VTB Bank OJSC 144A jr. unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)		400,000	361,500

			1,540,083
Basic materials (4.4%)

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)		200,000	191,000

Fibria Overseas Finance, Ltd. company guaranty sr. unsec. notes 5 1/4s, 2024 (Brazil)		150,000	148,125

Mexichem SAB de CV 144A sr. unsec. notes 4 7/8s, 2022 (Mexico)		200,000	205,400

			544,525
Capital goods (0.9%)

Embraer Overseas, Ltd 144A company guaranty sr. unsec. notes 5.696s, 2023 (Brazil)		111,000	112,249

			112,249
Coal (0.9%)

Indo Energy Finance II BV 144A company guaranty sr. notes 6 3/8s, 2023 (Indonesia)		200,000	108,000

			108,000
Communication services (3.7%)

America Movil SAB de CV sr. unsec. notes 6.45s, 2022 (Mexico)	MXN	4,700,000	270,879

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		$200,000	185,000

			455,879
Consumer cyclicals (2.3%)

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)		80,000	82,400

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	2,000,000	100,983

Hutchison Whampoa International 14, Ltd. 144A company guaranty unsec. sub. FRB 6s, perpetual maturity (Cayman Islands)		$100,000	104,147

			287,530
Consumer staples (2.6%)

JBS Investments GmbH 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Austria)		200,000	213,300

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		100,000	104,375

			317,675
Financial (3.3%)

Morgan Stanley sr. unsec. notes 11 1/2s, 2020 (Brazil)	BRL	470,000	127,138

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5 1/8s, 2022 (Russia)		$325,000	272,188

			399,326
Government (1.7%)

Inter-American Development Bank sr. unsec. unsub. bonds Ser. gMTN, 7.2s, 2018 (Supra-Nation)	IDR	3,160,000,000	208,720

			208,720
Oil and gas (14.8%)

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)		$200,000	176,240

Ecopetrol SA sr. unsec. unsub. notes 7 5/8s, 2019 (Colombia)		50,000	56,935

Ecopetrol SA sr. unsec. unsub. notes 5 3/8s, 2026 (Colombia)		200,000	185,500

KazMunayGas National Co., JSC 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Kazakhstan)		200,000	202,620

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		200,000	174,600

Nexen Energy ULC sr. unsec. unsub. notes 6.4s, 2037 (Canada)		100,000	117,794

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)		200,000	193,760

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		200,000	176,300

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)		5,000	2,055

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)		50,000	16,475

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)		243,000	166,455

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)		35,000	11,725

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)		200,000	194,960

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)		35,000	30,863

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)		100,000	112,000

			1,818,282
Real estate (1.6%)

Country Garden Holdings Co., Ltd. 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2023 (China)		200,000	197,000

			197,000
Transportation (0.9%)

DP World Sukuk, Ltd. 144A unsec. bonds 6 1/4s, 2017 (United Arab Emirates)		100,000	107,125

			107,125
Utilities and power (1.7%)

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)		100,000	96,250

E.CL SA 144A sr. unsec. unsub. notes 5 5/8s, 2021 (Chile)		100,000	108,931

			205,181

Total corporate bonds and notes (cost $7,178,226)			$6,301,575

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (42.8%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)		$280,408	$278,445

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)		25,000	25,125

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		336,489	298,634

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)		42,061	42,692

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5s, 2045 (Brazil)		260,000	209,912

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)		200,000	204,000

Colombia (Republic of) sr. unsec. notes 4 3/8s, 2023 (Colombia)	COP	300,000,000	84,954

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)		$200,000	177,750

Dominican (Republic of) 144A sr. unsec. notes 5 1/2s, 2025 (Dominican Republic)		150,000	148,500

Egypt (Government of) 144A sr. unsec. notes 5 7/8s, 2025 (Egypt)		200,000	193,750

Eskom Holdings SOC, Ltd. 144A sr. unsub. notes 5 3/4s, 2021 (South Africa)		200,000	190,000

Financing of Infrastructural Projects State Enterprise 144A sr. unsec. bonds 9s, 2017 (Ukraine)		200,000	140,000

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)		200,000	179,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		29,000	29,834

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)		130,870	117,783

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)	EUR	198,000	182,748

Hungary (Government of) sr. unsub. notes 6 1/4s, 2020 (Hungary)		$100,000	112,722

Indonesia (Republic of) 144A sr. unsec. notes 5 1/8s, 2045 (Indonesia)		200,000	184,000

Malaysia (Government of) sr. unsec. bonds 3.492s, 2020 (Malaysia)	MYR	675,000	155,795

Peru (Republic of) sr. unsec. bonds 8 3/4s, 2033 (Peru)		$75,000	109,251

Peru (Republic of) sr. unsec. unsub. bonds 4 1/8s, 2027 (Peru)		50,000	49,351

Peru (Republic of) 144A sr. unsec. notes 6.9s, 2037 (Peru)	PEN	350,000	98,502

Petroleos Mexicanos 144A GDN company guaranty sr. unsec. unsub. notes 7.65s, 2021 (Mexico)	MXN	11,000	68,333

Philippine (Republic of) sr. unsec. unsub. bonds 3.95s, 2040 (Philippines)		$200,000	204,750

Philippines (Republic of) sr. unsec. unsub. bonds 6 3/8s, 2034 (Philippines)		150,000	199,500

Poland (Republic of) unsec. bonds 5 1/4s, 2020 (Poland)	PLN	500,000	150,059

Russia (Federation of) unsec. bonds 8.15s, 2027 (Russia)	RUB	5,000,000	62,076

Slovenia (Republic of) 144A sr. unsec. bonds 5.85s, 2023 (Slovenia)		$200,000	229,040

South Africa (Republic of) unsec. bonds Ser. 2023, 7 3/4s, 2023 (South Africa)	ZAR	2,000,000	147,348

Turkey (Republic of) sr. unsec. notes 4 7/8s, 2043 (Turkey)		$200,000	175,740

Turkey (Republic of) unsec. bonds 9s, 2017 (Turkey)	TRY	800,000	268,203

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)		$200,000	203,250

Ukraine (Government of) 144A sr. unsec. unsub. bonds 6.58s, 2016 (Ukraine)		100,000	71,500

Venezuela (Republic of) sr. unsec. unsub. notes 12 3/4s, 2022 (Venezuela)		150,000	68,623

Vietnam (Republic of) 144A sr. unsec. bonds 4.8s, 2024 (Vietnam)		200,000	192,000

Total foreign government and agency bonds and notes (cost $6,219,590)			$5,253,670

SHORT-TERM INVESTMENTS (4.2%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.13%(AFF)	Shares	500,675	$500,675

U.S. Treasury Bills 0.03%, October 15, 2015(SEG)		$16,000	15,999

U.S. Treasury Bills 0.04%, October 8, 2015		5,000	5,000

Total short-term investments (cost $521,674)			$521,674

TOTAL INVESTMENTS

Total investments (cost $13,919,490)(b)			$12,076,919

FORWARD CURRENCY CONTRACTS at 8/31/15 (aggregate face value $4,206,370) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	9/16/15	$46,915	$46,067	$848
	Mexican Peso	Buy	10/21/15	79,121	84,064	(4,943)
	New Taiwan Dollar	Sell	11/18/15	78,401	77,724	(677)
	Peruvian New Sol	Sell	10/21/15	42,882	43,815	933
Barclays Bank PLC
	Australian Dollar	Sell	10/21/15	38,403	41,227	2,824
	Mexican Peso	Buy	10/21/15	18,075	19,208	(1,133)
	New Zealand Dollar	Buy	10/21/15	40,034	41,490	(1,456)
	Singapore Dollar	Sell	11/18/15	2,896	4,476	1,580
	South African Rand	Buy	10/21/15	166,824	178,243	(11,419)
Citibank, N.A.
	Brazilian Real	Buy	10/2/15	129,696	150,253	(20,557)
	Mexican Peso	Buy	10/21/15	43,061	45,778	(2,717)
	Philippine Peso	Buy	11/18/15	19,163	19,486	(323)
	Thai Baht	Buy	11/18/15	242,937	246,947	(4,010)
Credit Suisse International
	Australian Dollar	Buy	10/21/15	40,462	43,433	(2,971)
	Euro	Buy	9/16/15	86,086	84,226	1,860
	Singapore Dollar	Sell	11/18/15	2,967	4,523	1,556
Deutsche Bank AG
	Australian Dollar	Sell	10/21/15	38,900	41,730	2,830
	Polish Zloty	Buy	9/16/15	103,531	105,545	(2,014)
	Romanian Leu	Buy	9/16/15	85,676	84,959	717
	Turkish Lira	Buy	9/16/15	34,376	36,466	(2,090)
Goldman Sachs International
	Canadian Dollar	Buy	10/21/15	40,129	40,049	80
	Euro	Buy	9/16/15	110,891	108,453	2,438
	Japanese Yen	Sell	11/18/15	78,487	79,141	654
	New Zealand Dollar	Sell	10/21/15	81,648	86,543	4,895
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	39,255	42,115	(2,860)
	Canadian Dollar	Buy	10/21/15	40,129	40,138	(9)
	Nigerian Naira	Buy	10/21/15	48,842	45,840	3,002
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	2,910	3,124	(214)
	Euro	Sell	9/16/15	216,955	212,533	(4,422)
	Hungarian Forint	Buy	9/16/15	165,278	164,807	471
	Japanese Yen	Buy	11/18/15	82,775	80,406	2,369
	Malaysian Ringgit	Buy	11/18/15	140,555	151,094	(10,539)
	Mexican Peso	Sell	10/21/15	43,162	40,622	(2,540)
	New Taiwan Dollar	Sell	11/18/15	154,160	156,087	1,927
	Russian Ruble	Buy	9/16/15	86,320	101,005	(14,685)
	Singapore Dollar	Sell	11/18/15	9,960	11,668	1,708
	South Korean Won	Sell	11/18/15	1,620	1,336	(284)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/21/15	113,436	121,756	8,320
	Canadian Dollar	Buy	10/21/15	40,129	40,043	86
	Japanese Yen	Buy	11/18/15	82,775	80,825	1,950
	Japanese Yen	Sell	11/18/15	78,488	80,365	1,877
	New Zealand Dollar	Buy	10/21/15	40,098	41,462	(1,364)
	Singapore Dollar	Sell	11/18/15	54,248	55,614	1,366
	South Korean Won	Sell	11/18/15	80,072	80,485	413
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	39,255	42,141	(2,886)
	Brazilian Real	Buy	10/2/15	23,489	38,965	(15,476)
	Canadian Dollar	Sell	10/21/15	161,123	168,661	7,538
	Chilean Peso	Buy	10/21/15	10,385	12,057	(1,672)
	Colombian Peso	Buy	10/21/15	110,145	124,758	(14,613)
	Euro	Sell	9/16/15	164,204	160,170	(4,034)
	Hungarian Forint	Buy	9/16/15	104,359	104,094	265
	Indonesian Rupiah	Buy	11/18/15	68,890	71,781	(2,891)
	Singapore Dollar	Sell	11/18/15	21,685	23,703	2,018
	Turkish Lira	Sell	9/16/15	10,946	8,126	(2,820)
UBS AG
	Australian Dollar	Buy	10/21/15	38,971	41,810	(2,839)
	Canadian Dollar	Buy	10/21/15	40,129	40,167	(38)
	Chilean Peso	Buy	10/21/15	94	101	(7)
	Euro	Sell	9/16/15	53,201	52,200	(1,001)
	Hungarian Forint	Sell	9/16/15	2,306	2,303	(3)
	Israeli Shekel	Buy	10/21/15	102	106	(4)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	38,971	41,830	(2,859)
	Japanese Yen	Buy	11/18/15	6,940	4,163	2,777
	South Korean Won	Sell	11/18/15	4,342	4,063	(279)

Total						$(85,347)

FUTURES CONTRACTS OUTSTANDING at 8/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	1	$158,406	Dec-15	$(923)
U.S. Treasury Bond Ultra 30 yr (Short)	5	792,031	Dec-15	3,187
U.S. Treasury Note 2 yr (Long)	4	873,875	Dec-15	(873)
U.S. Treasury Note 5 yr (Long)	4	477,750	Dec-15	(695)
U.S. Treasury Note 10 yr (Long)	4	508,250	Dec-15	(70)
U.S. Treasury Note 10 yr (Short)	6	762,375	Dec-15	148

Total				$774

Key to holding's currency abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDN	Global Depository Notes: represents ownership of foreign securities on deposit with a custodian bank
JSC	Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,285,501.
(b)	The aggregate identified cost on a tax basis is $13,919,490, resulting in gross unrealized appreciation and depreciation of $205,926 and $2,048,497, respectively, or net unrealized depreciation of $1,842,571.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$2,310,172	$2,078,228	$3,887,725	$729	$500,675
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,347,253 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Brazil	10.7%
	Mexico	9.6
	Russia	7.2
	Argentina	7.0
	Turkey	7.0
	Colombia	5.6
	Peru	4.3
	United States	4.3
	Indonesia	4.0
	Philippines	3.3
	South Africa	2.8
	Venezuela	2.2
	Slovenia	1.9
	Austria	1.8
	Ukraine	1.8
	Supra-Nation	1.7
	India	1.7
	Kazakhstan	1.7
	Costa Rica	1.7
	China	1.6
	Egypt	1.6
	Vietnam	1.6
	Jamaica	1.5
	Greece	1.5
	Gabon	1.5
	Malaysia	1.3
	Poland	1.2
	Dominican Republic	1.2
	Ghana	1.2
	Canada	1.0
	Hungary	0.9
	Trinidad	0.9
	Chile	0.9
	United Arab Emirates	0.9
	Cayman Islands	0.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $106,640 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$6,301,575	$—
Foreign government and agency bonds and notes		5,253,670
Short-term investments	500,675	20,999	—

Totals by level	$500,675	$11,576,244	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(85,347)	$—
Futures contracts	774	—	—

Totals by level	$774	$(85,347)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$57,302	$142,649
Interest rate contracts	3,335	2,561

Total	$60,637	$145,210

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		20
Forward currency contracts (contract amount)		$6,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Futures contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$3,360	$—	$—	$—	$—	$3,360
	Forward currency contracts#	1,781	4,404	—	3,416	3,547	8,067	3,002	6,475	—	14,012	9,821	—	2,777	57,302

	Total Assets	$1,781	$4,404	$—	$3,416	$3,547	$8,067	$3,002	$6,475	$3,360	$14,012	$9,821	$—	$2,777	$60,662

	Liabilities:
	Futures contracts§	—	—	—	—	—	—	—	—	1,640	—	—	—	—	1,640
	Forward currency contracts#	5,620	14,008	27,607	2,971	4,104	—	2,869	32,684	—	1,364	44,392	3,892	3,138	142,649

	Total Liabilities	$5,620	$14,008	$27,607	$2,971	$4,104	$—	$2,869	$32,684	$1,640	$1,364	$44,392	$3,892	$3,138	$144,289

	Total Financial and Derivative Net Assets	$(3,839)	$(9,604)	$(27,607)	$445	$(557)	$8,067	$133	$(26,209)	$1,720	$12,648	$(34,571)	$(3,892)	$(361)	$(83,627)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(3,839)	$(9,604)	$(27,607)	$445	$(557)	$8,067	$133	$(26,209)	$1,720	$12,648	$(34,571)	$(3,892)	$(361)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015